PRIVATE PLACEMENT - Additional Information (Detail) - USD ($)	2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2020
Proceeds from Issuance of Warrants | $			$ 16,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 11.50	$ 11.50	$ 11.50
Class of Warrant or Right, Numbers Issued		10,933,333
Warrants committed to be purchased, aggregate purchase price	$ 16,400,000
Private placement warrant
Class of Warrant or Right, Numbers Issued			10,933,333
Class of Warrant or Right, Per Warrant	$ 1.50		$ 1.50
Class of Warrant or Right, aggregate number of warrants committed to be purchased	10,933,333